Risk Management Activities - Netting Arrangements (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ (191)	$ (116)
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	140	53
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	(51)	(63)
Long-term financial liabilities
Disclosure of detailed information about financial instruments [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	(100)	(42)
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	42	6
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	(58)	(36)
Current financial assets
Disclosure of detailed information about financial instruments [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	316	224
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	(140)	(53)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	176	171
Long-term financial assets
Disclosure of detailed information about financial instruments [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	631	657
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	(42)	(6)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	$ 589	$ 651